Document And Entity Information	9 Months Ended
Sep. 30, 2015
Document Information [Line Items]
Entity Registrant Name	Bionik Laboratories Corp.
Entity Central Index Key	0001508381
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2015